FINANCIAL RISK MANAGEMENT - Schedule of Maturities of Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks and repurchase agreements	£ 39,534	£ 35,509
Customer deposits and repurchase agreements	478,463	460,257
Financial liabilities at fair value through profit or loss	23,435	28,769
Debt securities in issue	73,422	94,799
Liabilities arising from non-participating investment contracts	45,040	38,450
Lease liabilities	1,765	1,765
Subordinated liabilities	19,481	21,468
Total non-derivative financial liabilities	681,140	681,017
Derivative financial instruments	19,912	25,484
Net settled derivative liabilities	13,990	19,834
Deposits from banks and repurchase agreements	37,732	31,465
Customer deposits and repurchase agreements	477,384	460,068
Financial liabilities at fair value through profit or loss	23,123	22,646
Debt securities in issue	71,552	87,397
Liabilities arising from non-participating investment contracts	45,040	38,452
Lease liabilities	1,475	1,672
Subordinated liabilities	13,108	14,261	£ 17,130
Derivative financial instruments	18,060	27,313
Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	162,860	185,527
Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	156,938	179,877
Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	5,922	5,650
Up to 1 month | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks and repurchase agreements	2,436	8,584
Customer deposits and repurchase agreements	457,607	428,634
Financial liabilities at fair value through profit or loss	6,371	3,904
Debt securities in issue	5,804	6,339
Liabilities arising from non-participating investment contracts	45,040	38,450
Lease liabilities	2	10
Subordinated liabilities	54	105
Total non-derivative financial liabilities	517,314	486,026
Derivative financial instruments	13,052	18,432
Net settled derivative liabilities	12,099	16,132
Up to 1 month | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	39,184	45,151
Up to 1 month | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	38,231	42,851
Up to 1 month | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	953	2,300
1-3 months | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks and repurchase agreements	699	2,429
Customer deposits and repurchase agreements	6,312	13,659
Financial liabilities at fair value through profit or loss	5,037	7,117
Debt securities in issue	5,722	6,599
Liabilities arising from non-participating investment contracts	0	0
Lease liabilities	64	53
Subordinated liabilities	78	66
Total non-derivative financial liabilities	17,912	29,923
Derivative financial instruments	1,048	2,316
Net settled derivative liabilities	60	98
1-3 months | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	30,271	36,737
1-3 months | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	29,283	34,519
1-3 months | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	988	2,218
3-12 months | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks and repurchase agreements	959	550
Customer deposits and repurchase agreements	6,613	8,387
Financial liabilities at fair value through profit or loss	4,071	5,096
Debt securities in issue	16,728	16,612
Liabilities arising from non-participating investment contracts	0	0
Lease liabilities	167	182
Subordinated liabilities	677	1,165
Total non-derivative financial liabilities	29,215	31,992
Derivative financial instruments	866	1,432
Net settled derivative liabilities	52	243
3-12 months | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	32,267	32,437
3-12 months | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	31,453	31,248
3-12 months | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	814	1,189
1-5 years | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks and repurchase agreements	35,200	23,451
Customer deposits and repurchase agreements	7,255	8,049
Financial liabilities at fair value through profit or loss	2,130	2,139
Debt securities in issue	34,562	45,666
Liabilities arising from non-participating investment contracts	0	0
Lease liabilities	605	663
Subordinated liabilities	9,558	8,303
Total non-derivative financial liabilities	89,310	88,271
Derivative financial instruments	1,721	1,713
Net settled derivative liabilities	429	933
1-5 years | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	39,429	50,646
1-5 years | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	38,137	49,866
1-5 years | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	1,292	780
Over 5 years | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks and repurchase agreements	240	495
Customer deposits and repurchase agreements	676	1,528
Financial liabilities at fair value through profit or loss	5,826	10,513
Debt securities in issue	10,606	19,583
Liabilities arising from non-participating investment contracts	0	0
Lease liabilities	927	857
Subordinated liabilities	9,114	11,829
Total non-derivative financial liabilities	27,389	44,805
Derivative financial instruments	3,225	1,591
Net settled derivative liabilities	1,350	2,428
Over 5 years | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	21,709	20,556
Over 5 years | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	19,834	21,393
Over 5 years | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	£ 1,875	£ (837)